Accounts Receivable, Net and Accounts Receivable, Net – Related Party - Schedule of Aging Analysis of Accounts Receivable, Gross Based on the Due Date (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Aging Analysis of Accounts Receivable, Gross Based on the Due Date [Line Items]
Total accounts receivable, gross	$ 843,103	$ 1,288,000
Not yet past due [Member]
Schedule of Aging Analysis of Accounts Receivable, Gross Based on the Due Date [Line Items]
Total accounts receivable, gross		6,410
Within 30 days past due [Member]
Schedule of Aging Analysis of Accounts Receivable, Gross Based on the Due Date [Line Items]
Total accounts receivable, gross	416,180	1,028,984
31 to 60 days past due [Member]
Schedule of Aging Analysis of Accounts Receivable, Gross Based on the Due Date [Line Items]
Total accounts receivable, gross	407,693
Over 90 days [Member]
Schedule of Aging Analysis of Accounts Receivable, Gross Based on the Due Date [Line Items]
Total accounts receivable, gross	$ 19,230	$ 252,606